SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

30. SUBSEQUENT EVENTS

1)   IFC Loan

On March 9, 2014, the Group executed an exclusivity agreement with CEIHL, the secured creditor of the Company. In return for continued forbearance under the loan facility between the Company and IFC, which was transferred ultimately to the benefit of CEIHL (“the Loan Facility”), the Company granted CEIHL a period of exclusivity to negotiate and implement a restructuring plan designed to, inter alia, return the Group to solvency and to allow for the discharge of the Joint Provisional Liquidators (“JPLs”) by the Grand Court of the Cayman Islands (See Note 30(3)). A non-binding term sheet was subsequently executed by the JPLs with CEIHL on March 30, 2014.

In connection with the Restructuring Plan (see Note 30(3)), On May 13, 2014, the Group signed Amendment and Restatement Agreement to the Loan Agreement (“the Loan Agreement”) with CEIHL. The parties to the Loan Agreement have agreed to amend and restate the terms and conditions of the IFC C Loan as set out in this Agreement. Pursuant to the Loan Agreement, 1) the Registration Rights Agreement under IFC C Loan was terminated; 2) CEIHL agrees that it shall advance by way of an IFC D Loan to the Group, which was defined in the Second Amendment and Restated Loan Agreement signed by the same parties on the same day with the Loan Agreement. Subject to the Second Amendment and Restated Loan Agreement, the IFC C Loan consisting of a principal amount of RMB 102,913(US$ 17,000); and the IFC D Loan consisting of a principal amount of approximately RMB 84,637(US$13,981). Both of the loans are convertible into Class A Ordinary Shares at the Conversion Rate defined in the agreement. Both of the loans shall be repaid on the Maturity Date, 3 years after the date of the Effective Date, which is defined as the date of the discharge of the JPLs in accordance with the Restructuring Agreement. The interest rate is 3% per annum for any interest period and applied to the both loans.

Under the Second Amended and Restated Loan Agreement and related financing documents, under the IFC D Loan Facility, CEIHL assigned approximately RMB 31,150 (US$ 5,000) each of its commitments to Baring Private Equity Asia V Holding(4) limited (“Baring”) and SummitView. Baring and SummitView each funded a loan of US$ 5,000 to the Company by the date of issuance of financial statements.

2)        Default onshore Loans

Loans obtained in year 2013 amounting to RMB 78,630 have been subsequently overdue for repayment, which was still outstanding by the date of issuance of the financial statements.

Loans obtained in first half year of 2014 amounting to RMB 25,000 have been overdue for repayment, which was still outstanding by the date of issuance of the financial statements.

Management expects to obtain financing of RMB 83,000 from Restructuring Plan (See Note 30(3)) to repay certain of the default short-term borrowings above.

3)   Appointment and dismissal of JPLs and the Company’s Restructuring Plan

On February 20, 2014, the JPLs received the report on the Audit Committee Investigation from DLA Piper LLP (“DLA”). In summary, this report concluded that there was insufficient evidence to substantiate the allegations as to questionable or inappropriate conduct which had been made against the directors, officers and employees of the Group.  However, the report advised that the Group’s corporate governance structure needed improvement. Shortly after receiving this report, the JPLs re-commenced negotiations with parties who had previously expressed an interest in providing long term funding to the Group.

Upon the satisfaction of conditions and deliverables under the restructuring agreement (the “Restructuring Agreement”) and associated agreements to implement the core parts of the restructuring plan sanctioned by the Cayman Court pursuant to its order dated May 7, 2014 (the “Restructuring Plan”), the Court approved the return of management to the Company’s Board of Directors (as reconstituted pursuant to the Restructuring Plan). Upon the discharge, the Company will proceed with the completion of the Restructuring Plan transactions, with summary as follow:

On May 1, 2014, the Company entered into Restructuring Agreement with CEIHL, according to which, CEIHL, will provide for funding for the Company approximately RMB 290,578 (US$48,000) in total, comprising the amounts paid, or procured to be paid, by CEIHL or its nominee in satisfaction of and/or discharge of and/or to purchase certain onshore debt with estimated pay off value of approximately RMB 83,000; and the remaining as defined in USD Facility Loan Agreement, which was agreed by both parties in Second Amendment and Restated Loan Agreement (See Note 30(2)). To the extent that the onshore debt is less than the expected pay off value, CEIHL shall lend a corresponding additional amount of funds to the Group offshore and the total amount paid under this Restructuring Agreements thus equals US$48,000 (and no less), in exchange for a right to convert the principal outstanding under the USD Facility Agreement (as may be increased in accordance with this clause, but not taking into account any principal that relates to capitalized interest) into an aggregate of not more than an 85% economic interest in the Company, with 50.1 % of the voting rights in the Company.

4)   Equity Investment from SummitView

On May 5, 2014, the Company entered into the Amendment to Share Purchase Agreement (“Amendment”) with SummitView. Pursuant to the Amendment, both parties agreed that SummitView retains 14,667,203 Class A Ordinary Shares issued to them, based on the receipt of RMB 60,537(US$ 10,000), and that the remaining Class A Ordinary Shares were surrendered and cancelled.

5)   Updated progress of law suit

For details, see Note 20 - Contingencies.